                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 8

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong      Little Rock, AR   February 17, 2009
-----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          13
Form 13F Information Table Value Total:     $81,296
                                        (thousands)
List of Other Included Managers:              None.

                           FORM 13F INFORMATION TABLE

                                                                             Sh/
                                                                             Prn                            Voting Authority
                               Title of                  Value              Put/  Investment    Other   -----------------------
Name                            Class         Cusip     (x1000)    Shares   Call  Discretion  Managers     Sole    Shared  None
---------------------------  ------------  -----------  -------  ---------  ----  ----------  --------  ---------  ------  ----
Churchill Downs Inc.         Common Stock  171484-10-8  $ 1,875     46,400  SH       Sole        N/A       46,400
Comcast Corp. Cl A           Common Stock  20030N-10-1  $ 8,440    500,000  SH       Sole        N/A      500,000
Comcast Corp.-Special Cl A   Common Stock  20030N-20-0  $29,070  1,800,000  SH       Sole        N/A    1,800,000
Continental Airlines Inc     Common Stock    210795308  $ 1,535     85,000  SH       Sole        N/A       85,000
Delta Air Lines Inc          Common Stock    247361702  $ 2,922    255,000  SH       Sole        N/A      255,000
General Communication Inc.   Common Stock  369385-10-9  $ 4,885    603,857  SH       Sole        N/A      603,857
Global Crossing Ltd          Common Stock  G3921A-17-5  $ 4,915    619,053  SH       Sole        N/A      619,053
Home Bancshares              Common Stock  436893-20-0  $ 9,980    370,332  SH       Sole        N/A      370,332
Lakes Entertainment Inc.     Common Stock  51206P-10-9  $ 7,481  1,861,000  SH       Sole        N/A    1,861,000
Lodgenet Entertainmant Corp  Common Stock    540211109  $   833  1,190,150  SH       Sole        N/A    1,190,150
Lodgian Inc.                 Common Stock  54021P-40-3  $ 6,400  3,004,853  SH       Sole        N/A    3,004,853
MGIC Investment Corp.        Common Stock  552848-10-3  $ 2,697    775,200  SH       Sole        N/A      775,200
Comcast Corp.-Special Cl A   Common Stock  20030N-90-0  $   263     15,000  Call     Sole        N/A       15,000